FEDERATED TOTAL RETURN SERIES, INC.

                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              August 28, 2003


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED TOTAL RETURN SERIES, INC. (the "Fund")
            Federated Total Return Bond Fund - Institutional Service Shares 1933 Act File No. 333-107190
           1940 Act File No. 811-7115

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive form of Prospectus/Proxy Statement dated August 21, 2003, that would have been filed under Rule 497(c), does not differ from the form of Prospectus/Proxy Statement contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed on Form N-14 as Pre-Effective Amendment No. 1 on August 21, 2003.

      If you have any questions regarding this certification, please contact me at (412) 288-2614.

                                                Very truly yours,



                                                /s/ Andrew P. Cross
                                                Andrew P. Cross
                                                Assistant Secretary